Trade payables and other liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of trade payables and other liabilities

FOR THE YEAR ENDED DECEMBER 31	NOTE	2017	2016
Trade payables and accruals		2,441	2,319
Deferred revenues		884	819
Compensation payable		560	531
Taxes payable		150	137
Maple Leaf Sports and Entertainment Ltd. (MLSE) financial liability (1)	24	135	135
Derivative liabilities	24	96	18
CRTC tangible benefits obligation	24	38	51
Provisions	21	55	39
Severance and other costs payable		29	30
CRTC deferral account obligation	24	28	32
Other current liabilities		207	215
Total trade payables and other liabilities		4,623	4,326

(1)
Represents BCE’s obligation to repurchase the BCE Master Trust Fund’s (Master Trust) 9% interest in MLSE at a price not less than an agreed minimum price should the Master Trust exercise its put option. The obligation to repurchase is marked to market each reporting period and the gain or loss is recorded in Other (expense) income in the income statements.